Consolidated Statement of Partners' Equity - 6 months ended Jun. 30, 2017 - USD ($) shares in Millions, $ in Millions	Total	Common Units [Member]	Class B Units [Member]	Subordinated Units [Member]	General Partner [Member]
Units, Outstanding, beginning of period at Dec. 31, 2016		57.1	145.3	135.4
Partners' equity, beginning of period at Dec. 31, 2016	$ 443	$ 130	$ 62	$ 240	$ 11
General partner units, Outstanding, beginning of period at Dec. 31, 2016	6.9				6.9
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	$ 93	27	0	64	$ 2
Distributions	(50)	(49)	0	0	(1)
Amortization of beneficial conversion feature of Class B units	0	$ (306)	$ 1,030	$ (724)	0
Units, Outstanding, end of period at Jun. 30, 2017		57.1	145.3	135.4
Partners' equity, end of period at Jun. 30, 2017	$ 486	$ (198)	$ 1,092	$ (420)	$ 12
General partner units, Outstanding, end of period at Jun. 30, 2017	6.9				6.9